American Funds Global Growth SAST Portfolio
American Funds® Global Growth SAST Portfolio
Investment Goal
The Portfolio’s investment goal is growth.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Funds Global Growth SAST Portfolio Class 3
Management Fees	[1]	1.48%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses	[1]	1.79%
Less Fee Waiver/Reimbursement	[1][2]	0.70%
Total Annual Portfolio Operating Expenses After Fee Waiver	[1]	1.09%
[1]	Amounts reflect the total expenses of the Portfolio and the Master Global Growth Fund.
[2]	SunAmerica Asset Management Corp. ("SAAMCo") has entered into a contractual agreement with SunAmerica Series Trust (the "Trust") under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without Board approval.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. The Example reflects the aggregate expenses of both the Master Global Growth Fund and the Portfolio and assumes that the contractual waiver of SAAMCo’s advisory fee continues for all periods shown. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual Portfolio Operating Expenses After Fee Waiver shown in the fee table, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
American Funds Global Growth SAST Portfolio Class 3	111	347	601	1,329

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio described in this Prospectus operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Global Growth Fund (the “Master Global Growth Fund”), a portfolio offered by American Funds Insurance Series®, a registered open-end investment company. The Master Global Growth Fund invests primarily in common stocks of companies around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries. The Master Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries). Under normal market conditions, the Master Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. The Master Global Growth fund expects to be invested in numerous countries. Although the Master Global Growth Fund focuses on investments in medium to large capitalization companies, its investments are not limited to a particular capitalization size. The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially sharp, declines in value as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio’s assets in the Master Global Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Global Growth Fund.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risks of Investing in Equity Securities. The Portfolio invests primarily (through its investment in the Master Global Growth Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions – for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Global Growth Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Master Global Growth Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risk of Foreign Exposure. The Master Global Growth Fund may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political, social or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks may be heightened to the extent the Master Global Growth Fund invests in emerging markets.

Risks of Investing in Emerging Market Countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. Emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect prices of securities. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Master-Feeder Structure. Other “feeder” funds may also invest in the Master Global Growth Fund. As shareholders of the Master Global Growth Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Global Growth Fund. Feeder funds with a greater pro rata ownership in the Master Global Growth Fund could have effective voting control operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Additional Principal Risks. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Global Growth Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Global Growth Fund also are available free of charge upon request.

Performance Information

The performance in the bar chart and table below provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of the Class 3 shares of the Portfolio. The table shows the average annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of the MSCI ACWI. The returns shown in the bar chart and table do not include charges that will be imposed by the Variable Contracts. If these amounts were reflected, returns would be less than those shown.

(Class 3 Shares)

During the period shown in the bar chart, the highest return for a quarter was 22.00% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.11% (quarter ended December 31, 2008).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns American Funds Global Growth SAST Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	22.14%	1.47%	4.76%	Sep. 01, 2006
MSCI ACWI	16.13%	(1.16%)	2.40%	Sep. 01, 2006